Loans - Loans to Directors and Executive Officers Including Immediate Families (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables, Other, Related Parties and Retainage [Abstract]
Balance - Beginning of year	$ 8,475	$ 9,909
New loans and advances	15,522	1,153
Repayments	(6,693)	(3,004)
Effect of changes to related parties	143	417
Balance - End of year	$ 17,447	$ 8,475